Financial instruments - Schedule of fair value measurements of assets (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets	$ 397	$ 482
Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Level 2
Disclosure of financial assets [line items]
Financial assets	0	45
Level 3
Disclosure of financial assets [line items]
Financial assets	$ 397	$ 437